Fees Summary	Feb. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,398,000.00
Previously Paid Amount	324,777.48
Total Fee Amount	1,591.93
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457(r)
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 10,398,000.00
Final Prospectus	true